The class ticker symbol chart on the front cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MRBFX
Class B	MRBBX
Class C	MRBCX
Class I	MRBIX
Class 529A	EARBX
Class 529B	EBRBX
Class 529C	ECRBX
Class R1	MRBGX
Class R2	MRRRX
Class R3	MRBHX
Class R4	MRBJX
Class R5 (Formerly Class W)	MRBKX

The sub-sections entitled “Fees and Expenses” and “Example” beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 9 of the fund’s prospectus and “Waivers of Sales Charges” on page 14 of the fund’s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):

Share Class	A	529A	B AND 529B	C AND 529C	I	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	4.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	None	4.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R5
Management Fee	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	None	None
Other Expenses	0.15%	0.15%	0.15%	0.15%	0.25%	0.25%	0.25%	0.15%	0.15%	0.15%	0.15%	0.07%
Total Annual Fund Operating Expenses	0.90%	1.65%	1.65%	0.65%	1.00%	1.75%	1.75%	1.65%	1.15%	0.90%	0.65%	0.57%
Fee Reductions and/or Expense Reimbursements 1	(0.10)%	(0.05)%	(0.00)%	(0.00)%	(0.15)%	(0.05)%	(0.05)%	(0.00)%	(0.00)%	(0.00)%	(0.00)%	(0.00)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.80%	1.60%	1.65%	0.65%	0.85%	1.70%	1.70%	1.65%	1.15%	0.90%	0.65%	0.57%

#	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.
1
MFS Fund Distributors, Inc. (“MFD”), has agreed in writing to waive the Class A and Class 529A service fee to 0.15% of the fund’s average daily net assets annually until modified by a vote of the fund’s Board of Trustees, but such agreement will continue until at least August 31, 2013. Assets attributable to Class B shares sold prior to May 1, 2006, are subject to the Class B service fee of 0.25% of the fund’s average daily net assets annually. On assets attributable to all other Class B shares, the fund’s distributor, MFD, has agreed in writing to waive the Class B service fee to 0.15% of the fund’s average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least August 31, 2013. The fund's distributor, MFD, has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on August 31, 2013, unless MFD elects to extend the waiver.

MFS Research Bond Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$553	$736	$938	$1,519
Class B Shares assuming
redemption at end of period	$563	$814	$1,091	$1,749
no redemption at end of period	$163	$514	$891	$1,749
Class C Shares assuming
redemption at end of period	$268	$520	$897	$1,955
no redemption at end of period	$168	$520	$897	$1,955
Class I Shares	$66	$208	$362	$810
Class 529A Shares	$558	$760	$984	$1,625
Class 529B Shares assuming
redemption at end of period	$573	$845	$1,143	$1,859
no redemption at end of period	$173	$545	$943	$1,859
Class 529C Shares Assuming
redemption at end of period	$273	$545	$943	$2,057
no redemption at end of period	$173	$545	$943	$2,057
Class R1 Shares	$168	$520	$897	$1,955
Class R2 Shares	$117	$365	$633	$1,398
Class R3 Shares	$92	$287	$498	$1,108
Class R4 Shares	$66	$208	$362	$810
Class R5 Shares	$58	$183	$318	$714

The Class A Bar Chart, the paragraph that follows the Class A Bar Chart, and the Performance Table beneath the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

The total return for the three-month period ended March 31, 2012 was 1.57%. During the period(s) shown in the bar chart, the highest quarterly return was 8.29% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (3.24)% (for the calendar quarter ended September 30, 2008).

Performance Table.

Average Annual Total Returns

(for the Periods Ended December 31, 2011)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	1.63%	5.15%	5.25%
C Shares	4.57%	5.43%	5.07%
I Shares	6.63%	6.48%	6.13%
529A Shares	1.25%	5.11%	5.16%
529B Shares	1.49%	4.94%	5.04%
529C Shares	4.49%	5.29%	4.86%
R1 Shares	5.67%	5.40%	4.97%
R2 Shares	6.10%	5.92%	5.45%
R3 Shares	6.37%	6.19%	5.76%
R4 Shares	6.63%	6.46%	6.07%
R5 Shares	6.52%	6.40%	6.03%
A Shares	1.41%	5.29%	5.45%
Returns After Taxes on Distributions A Shares	0.07%	3.54%	3.57%
Returns After Taxes on Distributions and Sale of Fund Shares A Shares	0.89%	3.46%	3.52%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%

The sub-section entitled "Purchase and Sale of Fund Shares" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

You may purchase and redeem shares of the fund each day the New York Stock Exchange is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by overnight mail (MFS Service Center, Inc. (MFSC), c/o Boston Financial Data Services, 30 Dan Road, Canton, MA  02021-2809), by mail ([Fund Name], P.O. Box 55824, Boston, MA 02205-5824), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R5	None	None
Class 529A, Class 529B, Class 529C	$250	None

MFS Research Bond Fund

The sub-section entitled “Shareholder Servicing Agent" beneath the main heading "Management of the Fund" is restated in its entirety as follows:

Shareholder Servicing Agent
MFS Service Center, Inc. (‘‘MFSC’’), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and out-of-pocket expenses. No shareholder servicing payments are made for Class R5 shares.

The sub-section entitled “Special Servicing Agreement" beneath the main heading "Management of the Fund" is deleted in its entirety.

The second paragraph of the sub-section entitled “Program Manager(s)” beneath the main heading "Management of the Fund" is restated as follows:

Under the Agreement, the fund pays MFD an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD pays all or a portion of this fee to third parties. The fund's distributor, MFD, has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on August 31, 2013, unless MFD elects to extend the waiver.

The sub-section directly beneath the main heading "Description of Share Classes" up to the sub-section "Sales Charges and Waivers or Reductions" is restated as follows:

The fund offers Class A, Class B, Class C, Class I, Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, Class R4, and Class R5 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you.

Class I shares generally are available only to the following eligible investors:

•	certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

•	funds distributed by MFD that invest primarily in shares of MFS funds;

•	defined benefit retirement plans, endowments or foundations;

•	bank trust departments or law firms acting as trustee or manager for trust accounts; and

•	investors who purchase shares through asset-based fee programs available through financial intermediaries.

In addition, MFD may accept, in its sole discretion, investments in Class I shares from purchasers not listed above.

Class 529A, Class 529B and Class 529C shares are generally only available to qualified tuition programs (tuition programs) established in accordance with Section 529 of the Code.

Class R1, Class R2, Class R3, Class R4, and Class R5 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), except Class R5 shares are also available to funds distributed by MFD. Class R1, Class R2, Class R3, Class R4, and Class R5 shares are not generally available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and 529 tuition plans, except Class R5 shares are available to funds distributed by MFD.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any. Class I shareholders may be able to convert their Class I shares to Class R5 shares of the fund if they satisfy eligibility requirements of Class R5 shares.

Class C shareholders may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements.

If a shareholder converts from one share class to another share class of the fund, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares. A conversion between share classes in the same fund is a nontaxable event.

The paragraph entitled "Class R1, Class R2, Class R3, and Class R4 Shares" in the sub-section "Sales Charges and Waivers or Reductions" beneath the main heading "Description of Share Classes" is restated as follows:

Class R1, Class R2, Class R3, Class R4 and Class R5 Shares.  Eligible Investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R5 shares at net asset value without an initial sales charge or a CDSC upon redemption.

The bulleted paragraph entitled "Automatic Exchange Plan" beneath the paragraph entitled "Sales Charge Waivers or Reductions" in the sub-section "Sales Charges and Waivers or Reductions" beneath the main heading "Description of Share Classes" is restated as follows:

•
Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R5 shares).  If you have an account balance of at least $2,000 in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges. If you exchange shares out of the MFS Money Market Fund or MFS Government Money Market Fund, or if you exchange Class A or Class 529A shares out of the MFS Cash Reserve Fund into Class A or Class 529A shares of any other MFS fund, you will pay an initial sales charge if you have not already paid this charge on these shares.

MFS Research Bond Fund

The last two paragraphs in the sub-section "Distribution and Service Fees" beneath the main heading "Description of Share Classes" are restated as follows:

The fund’s distributor, MFD, has agreed in writing to waive the Class A and Class 529A service fee to 0.15% of the fund’s average daily net assets annually until modified by a vote of the fund’s Board of Trustees, but such agreement will continue until at least August 31, 2012. Assets attributable to Class B shares sold prior to May 1, 2006, are subject to the Class B service fee of 0.25% of the fund’s average daily net assets annually. On assets attributable to all other Class B shares, the fund’s distributor, MFD, has agreed in writing to waive the Class B service fee to 0.15% of the fund’s average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least August 31, 2013.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R5 shares.

The paragraph discussing Class R shares in the sub-section "How to Purchase Shares" beneath the main heading "How to Purchase, Redeem, and Exchange Shares" is restated as follows:

Class R1, Class R2, Class R3, Class R4, and Class R5 Shares.  You can establish an account through your financial intermediary or by contacting MFSC directly.

The third paragraph in the sub-section "Distribution Options" beneath the main heading "Other Information" is restated as follows:

Dividends and capital gain distributions for Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, Class R4, and Class R5 shares will automatically be reinvested in additional shares of the fund.

The first paragraph beneath the sub-section "Additional Information on Fees and Expenses and Performance" beneath the main heading "Other Information" is restated as follows:

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of the fund’s average net assets during the period. Expenses have been adjusted to reflect current fee arrangements. The fund's annual operating expenses have not been adjusted to reflect the fund's current asset size. In general, a fund’s annual operating expenses, expressed as a percentage of the fund’s assets, increase as the fund’s assets decrease. The fund’s annual operating expenses will likely vary from year to year.

The last two paragraphs beneath the sub-section "Additional Information on Fees and Expenses and Performance" beneath the main heading "Other Information" are restated as follows:

The fund commenced investment operations on January 4, 1999 with the offering of Class A shares and Class I shares and subsequently offered Class B and Class C shares on December 29, 2000, Class 529A, Class 529B, and Class 529C shares on July 31, 2002, Class R2 shares on October 31, 2003, Class R1, Class R3, and Class R4 shares on April 1, 2005, and Class R5 shares on May 1, 2006.

Performance for each of Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, Class R4, and Class R5 shares includes the performance of the fund’s Class I shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

MFS Research Bond Fund

The financial highlights table for Class W shares beneath the main heading "Financial Highlights" is restated as follows:

Class R5 (formerly Class W)

	Years ended 4/30
	2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.30	$8.99	$9.78	$10.03	$9.86
Income (loss) from investment operations
Net investment income (d)	$0.40	$0.45	$0.49	$0.49	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.29	1.35	(0.74)	(0.22)	0.29
Total from investment operations	$0.69	$1.80	$(0.25)	$0.27	$0.68
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.49)	$(0.54)	$(0.52)	$(0.51)
Net asset value, end of period	$10.57	$10.30	$8.99	$9.78	$10.03
Total return (%) (r)(s)	6.78	20.36	(2.49)	2.75	7.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.77	0.79	0.77	0.82
Expenses after expense reductions (f)	0.76	0.73	0.59	0.57	0.65
Net investment income	3.78	4.56	5.34	4.92	4.55
Portfolio turnover	67	90	75	96	56
Net assets at end of period (000 omitted)	$5,643	$9,582	$16,151	$14,321	$861

All other references to Class W shares in this prospectus are hereby deleted in their entirety.